Simplify Tail Risk Strategy ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 54 .2%
Simplify Aggregate Bond ETF (a) (b) (c) ......................................... 179,584 $ 3,830,527
Simplify Enhanced Income ETF (a) (c) .......................................... 16,471 409,798
Simplify High Yield PLUS Credit Hedge ETF (a) .................................. 96 2,074
Simplify Interest Rate Hedge ETF (a) (c) ........................................ 27,416 2,618,502
Simplify Short Term Treasury Futures Strategy ETF (a) (c) .......................... 13,471 294,207
Simplify Stable Income ETF (a) ............................................... 411 10,314
Total Exchange-Traded Funds (Cost $ 6,778,869 ) .................................... 7,165,422
Number of
Contracts Notional Amount
Purchased Options – 59 .3%
Calls – Exchange-Traded – 3 .9%
CBOE Volatility Index , December Strike Price $ 20 , Expires 12/20/23 ....... 2,498 $ 4,996,000 517,086
Puts – Exchange-Traded – 55 .4%
S&P 500 Index , October Strike Price $ 4,200 , Expires 10/03/23 ........... 875 367,500,000 65,625
S&P 500 Index , October Strike Price $ 3,870 , Expires 10/20/23 ........... 530 205,110,000 193,450
S&P 500 Index , October Strike Price $ 4,300 , Expires 10/20/23 ........... 278 119,540,000 1,713,870
S&P 500 Index , October Strike Price $ 4,200 , Expires 10/31/23 ........... 282 118,440,000 1,147,740
S&P 500 Index , November Strike Price $ 3,700 , Expires 11/17/23 .......... 381 140,970,000 285,750
S&P 500 Index , December Strike Price $ 3,810 , Expires 12/15/23 ......... 502 191,262,000 1,099,380
S&P 500 Index , December Strike Price $ 4,200 , Expires 12/29/23 ......... 336 141,120,000 2,827,440
7,333,255
Total Purchased Options (Cost $ 6,521,627 ) ........................................... 7,850,341
Total Investments – 113.5%
(Cost $ 13,300,496 ) ............................................................ $ 15,015,763
Liabilities in Excess of Other Assets – ( 13 .5 ) % ........................................ (1,786,467)
Net Assets – 100.0% ............................................................ $ 13,229,296
Number of
Contracts Notional Amount
Written Options – (20.7)%
Calls – Exchange-Traded – (2.8)%
CBOE Volatility Index , December Strike Price $ 22 , Expires 12/20/23 ....... (2,164) $ (4,760,800) $ (365,716)
Puts – Exchange-Traded – (17.9)%
S&P 500 Index , October Strike Price $ 3,640 , Expires 10/20/23 ........... (530) (192,920,000) (104,675)
S&P 500 Index , November Strike Price $ 3,475 , Expires 11/17/23 .......... (381) (132,397,500) (158,115)
S&P 500 Index , December Strike Price $ 3,575 , Expires 12/15/23 ......... (502) (179,465,000) (562,240)
S&P 500 Index , December Strike Price $ 4,000 , Expires 12/29/23 ......... (336) (134,400,000) (1,548,960)
(2,373,990)
Total Written Options (Premiums Received $ 2,921,519 ) ................................. $ (2,739,706)
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $5,083,401 have been pledged as collateral for options as of September 30, 2023.

Simplify Tail Risk Strategy ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Aggregate
Bond ETF $ 5,636,540 $ 4,160,932 $ (5,657,564) $ (196,982) $ (112,399) $ 3,830,527 179,584 $ 155,703 $ —
Simplify
Enhanced
Income ETF 2,786,953 2,495,573 (4,870,124) (15,080) 12,476 409,798 16,471 62,156 —
Simplify High
Yield PLUS
Credit
Hedge ETF 921,231 303,183 (1,207,107) (51,716) 36,483 2,074 96 4,292 —
Simplify Interest
Rate Hedge
ETF 3,319,995 9,313,056 (11,550,337) 1,072,905 462,883 2,618,502 27,416 9,201 —
Simplify Short
Term
Treasury
Futures
Strategy
ETF — 2,987,313 (2,592,046) (97,554) (3,506) 294,207 13,471 18,897 —
Simplify Stable
Income ETF 2,808,274 1,953,317 (4,751,323) (3,014) 3,060 10,314 411 29,583 —
$ 15,472,993 $ 21,213,374 $ (30,628,501) $ 708,559 $ 398,997 $ 7,165,422 237,449 $ 279,832 $ —
Summary of Investment Type
Industry
% of Net
Assets
Purchased Options ............................................................................... 59 .3%
Exchange-Traded Funds ........................................................................... 54 .2%
Total Investments ................................................................................ 113 .5%
Liabilities in Excess of Other Assets .................................................................. ( 13 .5 ) %
Net Assets ..................................................................................... 100 .0%